Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2018	2019
	NIS millions	NIS millions
Handsets	69	38
Accessories	14	8
Spare parts	11	20
	94	66